CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents consist of
Cash	$ 5.1	$ 20.2	$ 863.2
Cash equivalents	8.9	0.8	1.7
Total cash and cash equivalents	$ 14.0	$ 21.0	$ 864.9